FAIR VALUE MEASUREMENTS (Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Assets:
Short term investments, available for sale	¥ 103,602
Recurring basis [Member]
Assets:
Short term investments, available for sale	103,602
IRCF
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Short term investments, available for sale	¥ 103,602
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Short term investments, available for sale
Recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Short term investments, available for sale